Finance lease liabilities - Summary of Finance Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Finance lease liabilities	$ 66.5	$ 222.2
Current portion of finance lease liabilities	(66.5)	(222.2)
Long-term finance lease liabilities	$ 0.0	$ 0.0